Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations for the Four Quarters
Selected quarterly results of operations for the four quarters ended December 31 are as follows:

	(In Thousands, except per share data)
	2017				2016				2015
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Interest income	$23,487	22,904	22,871	21,758	$22,078	21,454	20,877	20,337	$20,213	19,982	19,617	19,027
Interest expense	2,439	2,332	2,094	2,024	1,990	2,077	2,106	2,111	2,087	2,114	2,191	2,216
Net interest income	21,048	20,572	20,777	19,734	20,088	19,377	18,771	18,226	18,126	17,868	17,426	16,811
Provision for loan losses	436	436	420	389	89	141	82	67	123	109	81	75
Earnings before income taxes	10,694	10,438	11,386	10,362	10,120	11,095	10,162	9,097	8,720	9,862	9,889	9,154
Net earnings	3,574	6,469	6,988	6,495	6,802	6,918	6,270	5,643	5,958	6,088	6,201	5,616
Basic earnings per common share	0.34	0.62	0.67	0.63	0.66	0.67	0.61	0.55	0.59	0.60	0.61	0.55
Diluted earnings per common share	0.34	0.62	0.67	0.63	0.66	0.67	0.61	0.55	0.59	0.60	0.61	0.55